JOHN HANCOCK MUNICIPAL SECURITIES TRUST

200 Berkeley Street

Boston, MA 02116

June 10, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Municipal Securities Trust (the “Trust”), on behalf of:
John Hancock Short Duration Municipal Opportunities Fund (the “Fund”)
File Nos. 033-32246; 811-05968

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Fund, each dated June 7, 2022, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from forms of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 67 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 7, 2022 via EDGAR, accession number 0001133228-22-003819.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee, Esq.
Thomas Dee, Esq.
Assistant Secretary of the Trust